Financial risk management - Excessive risk concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A
Financial risk management
Revenue	$ 24,142	$ 1,898	$ 308
Customer B
Financial risk management
Revenue	$ 8,860	$ 3,709
Customer C
Financial risk management
Revenue			$ 1,277